Financial Instruments and Fair Value Measurements, Cross-Currency Swaps (Details) - Sep. 28, 2024 € in Millions, £ in Millions, $ in Millions	USD ($)	EUR (€)	GBP (£)
Cross-Currency Swaps [Abstract]
Long-term debt | $	$ 8,346
Euro Denominated [Member]
Cross-Currency Swaps [Abstract]
Long-term debt		€ 379
Cross-Currency Euro Swap Agreement Maturing June 2026 [Member]
Cross-Currency Swaps [Abstract]
Notional amount of swap		€ 1,625
Cross-Currency Pound Sterling Swap Maturing June 2026 [Member]
Cross-Currency Swaps [Abstract]
Notional amount of swap | £			£ 700